Distribution Date:	05/12/26	GS Mortgage Securities Trust 2017-GS6
Determination Date:	05/06/26
Next Distribution Date:	06/12/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-GS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	15-16		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	17	Asset Representations	Pentalpha Surveillance LLC
		Reviewer
Historical Detail	18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Operating Advisor	Pentalpha Surveillance LLC
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253PAA0	1.945000%	15,431,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253PAB8	3.164000%	250,000,000.00	230,967,612.84	0.00	608,984.61	0.00	0.00	608,984.61	230,967,612.84	32.12%	30.00%
A-3	36253PAC6	3.433000%	359,651,000.00	359,651,000.00	0.00	1,028,901.57	0.00	0.00	1,028,901.57	359,651,000.00	32.12%	30.00%
A-AB	36253PAD4	3.230000%	29,390,000.00	2,676,086.07	634,473.33	7,203.13	0.00	0.00	641,676.46	2,041,612.74	32.12%	30.00%
A-S	36253PAG7	3.638000%	84,147,000.00	84,147,000.00	0.00	255,105.66	0.00	0.00	255,105.66	84,147,000.00	22.49%	21.00%
B	36253PAH5	3.869000%	45,579,000.00	45,579,000.00	0.00	146,954.29	0.00	0.00	146,954.29	45,579,000.00	17.27%	16.13%
C	36253PAJ1	4.322000%	42,074,000.00	42,074,000.00	0.00	151,536.52	0.00	0.00	151,536.52	42,074,000.00	12.45%	11.63%
D	36253PAK8	3.243000%	46,748,000.00	46,748,000.00	0.00	126,336.47	0.00	0.00	126,336.47	46,748,000.00	7.09%	6.63%
E	36253PAP7	4.358237%	17,530,000.00	17,530,000.00	0.00	63,666.57	0.00	0.00	63,666.57	17,530,000.00	5.09%	4.75%
F	36253PAR3	4.358237%	10,518,000.00	10,518,000.00	0.00	38,199.94	0.00	0.00	38,199.94	10,518,000.00	3.88%	3.63%
G*	36253PAT9	4.358237%	33,893,308.00	33,893,308.00	0.00	93,566.20	0.00	0.00	93,566.20	33,893,308.00	0.00%	0.00%
R	36253PAV4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Retained	N/A	4.358237%	24,170,112.00	22,588,589.45	16,402.06	81,275.30	0.00	0.00	97,677.36	22,572,187.39	0.00%	0.00%
Interest
Regular SubTotal			959,131,420.01	896,372,596.36	650,875.39	2,601,730.26	0.00	0.00	3,252,605.65	895,721,720.97

X-A	36253PAE2	0.992288%	738,619,000.00	677,441,698.91	0.00	560,181.04	0.00	0.00	560,181.04	676,807,225.58
X-B	36253PAF9	0.271794%	87,653,000.00	87,653,000.00	0.00	19,852.94	0.00	0.00	19,852.94	87,653,000.00
X-D	36253PAM4	1.115237%	46,748,000.00	46,748,000.00	0.00	43,445.90	0.00	0.00	43,445.90	46,748,000.00
Notional SubTotal			873,020,000.00	811,842,698.91	0.00	623,479.88	0.00	0.00	623,479.88	811,208,225.58

Deal Distribution Total					650,875.39	3,225,210.14	0.00	0.00	3,876,085.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253PAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253PAB8	923.87045136	0.00000000	2.43593844	0.00000000	0.00000000	0.00000000	0.00000000	2.43593844	923.87045136
A-3	36253PAC6	1,000.00000000	0.00000000	2.86083334	0.00000000	0.00000000	0.00000000	0.00000000	2.86083334	1,000.00000000
A-AB	36253PAD4	91.05430657	21.58806839	0.24508778	0.00000000	0.00000000	0.00000000	0.00000000	21.83315618	69.46623818
A-S	36253PAG7	1,000.00000000	0.00000000	3.03166673	0.00000000	0.00000000	0.00000000	0.00000000	3.03166673	1,000.00000000
B	36253PAH5	1,000.00000000	0.00000000	3.22416661	0.00000000	0.00000000	0.00000000	0.00000000	3.22416661	1,000.00000000
C	36253PAJ1	1,000.00000000	0.00000000	3.60166659	0.00000000	0.00000000	0.00000000	0.00000000	3.60166659	1,000.00000000
D	36253PAK8	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
E	36253PAP7	1,000.00000000	0.00000000	3.63186366	0.00000000	0.00000000	0.00000000	0.00000000	3.63186366	1,000.00000000
F	36253PAR3	1,000.00000000	0.00000000	3.63186347	0.00000000	0.00000000	0.00000000	0.00000000	3.63186347	1,000.00000000
G	36253PAT9	1,000.00000000	0.00000000	2.76060985	0.87125400	14.73302281	0.00000000	0.00000000	2.76060985	1,000.00000000
R	36253PAV4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Retained	N/A	934.56701607	0.67860918	3.36263647	0.03158405	0.53408731	0.00000000	0.00000000	4.04124565	933.88840689
Interest

Notional Certificates
X-A	36253PAE2	917.17339915	0.00000000	0.75841678	0.00000000	0.00000000	0.00000000	0.00000000	0.75841678	916.31439968
X-B	36253PAF9	1,000.00000000	0.00000000	0.22649470	0.00000000	0.00000000	0.00000000	0.00000000	0.22649470	1,000.00000000
X-D	36253PAM4	1,000.00000000	0.00000000	0.92936382	0.00000000	0.00000000	0.00000000	0.00000000	0.92936382	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/26 - 04/30/26	30	0.00	608,984.61	0.00	608,984.61	0.00	0.00	0.00	608,984.61	0.00
A-3	04/01/26 - 04/30/26	30	0.00	1,028,901.57	0.00	1,028,901.57	0.00	0.00	0.00	1,028,901.57	0.00
A-AB	04/01/26 - 04/30/26	30	0.00	7,203.13	0.00	7,203.13	0.00	0.00	0.00	7,203.13	0.00
X-A	04/01/26 - 04/30/26	30	0.00	560,181.04	0.00	560,181.04	0.00	0.00	0.00	560,181.04	0.00
X-B	04/01/26 - 04/30/26	30	0.00	19,852.94	0.00	19,852.94	0.00	0.00	0.00	19,852.94	0.00
A-S	04/01/26 - 04/30/26	30	0.00	255,105.66	0.00	255,105.66	0.00	0.00	0.00	255,105.66	0.00
B	04/01/26 - 04/30/26	30	0.00	146,954.29	0.00	146,954.29	0.00	0.00	0.00	146,954.29	0.00
C	04/01/26 - 04/30/26	30	0.00	151,536.52	0.00	151,536.52	0.00	0.00	0.00	151,536.52	0.00
D	04/01/26 - 04/30/26	30	0.00	126,336.47	0.00	126,336.47	0.00	0.00	0.00	126,336.47	0.00
X-D	04/01/26 - 04/30/26	30	0.00	43,445.90	0.00	43,445.90	0.00	0.00	0.00	43,445.90	0.00
E	04/01/26 - 04/30/26	30	0.00	63,666.57	0.00	63,666.57	0.00	0.00	0.00	63,666.57	0.00
F	04/01/26 - 04/30/26	30	0.00	38,199.94	0.00	38,199.94	0.00	0.00	0.00	38,199.94	0.00
G	04/01/26 - 04/30/26	30	468,121.05	123,095.88	0.00	123,095.88	29,529.68	0.00	0.00	93,566.20	499,350.88
Retained
	04/01/26 - 04/30/26	30	12,101.61	82,038.68	0.00	82,038.68	763.39	0.00	0.00	81,275.30	12,908.95
Interest
Totals			480,222.66	3,255,503.20	0.00	3,255,503.20	30,293.07	0.00	0.00	3,225,210.14	512,259.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,876,085.53
Certificate Available Funds	3,778,408.18
Retained Interest Available Funds	97,677.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,271,406.00	Master Servicing Fee	8,156.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,258.72
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	373.49
ARD Interest	0.00	Operating Advisor Fee	1,949.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	164.34
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,271,406.00	Total Fees	15,902.81

Principal		Expenses/Reimbursements
Scheduled Principal	650,875.39	Reimbursement for Interest on Advances	(71.48)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,364.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	650,875.39	Total Expenses/Reimbursements	30,293.10

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,225,210.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	650,875.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,876,085.53
Total Funds Collected	3,922,281.39	Total Funds Distributed	3,922,281.44

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	896,372,597.28	896,372,597.28	Beginning Certificate Balance	896,372,596.36
(-) Scheduled Principal Collections	650,875.39	650,875.39	(-) Principal Distributions	650,875.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	895,721,721.89	895,721,721.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	896,372,597.28	896,372,597.28	Ending Certificate Balance	895,721,720.97
Ending Actual Collateral Balance	895,721,721.89	895,721,721.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	155,078,577.58	17.31%	8	4.1906	NAP	Defeased	20	155,078,577.58	17.31%	8	4.1906	NAP
10,000,000 or less	4	33,145,000.32	3.70%	11	4.7347	2.281012	1.40 or less	6	170,504,884.92	19.04%	11	4.5670	1.088633
10,000,001 to 20,000,000	10	118,710,947.77	13.25%	11	4.6898	1.851168	1.41-1.50	2	51,033,098.72	5.70%	9	4.5232	1.459677
20,000,001 to 30,000,000	2	49,969,280.83	5.58%	11	4.6862	1.727962	1.51-1.60	2	22,013,196.26	2.46%	12	4.8399	1.539718
30,000,001 to 40,000,000	2	74,397,991.28	8.31%	11	4.2439	0.861176	1.61-1.70	3	40,824,244.23	4.56%	11	4.6134	1.629527
40,000,001 to 50,000,000	2	86,996,609.57	9.71%	10	4.5606	1.951053	1.71-2.00	4	123,090,036.92	13.74%	10	4.4907	1.864379
50,000,001 to 60,000,000	1	56,173,314.54	6.27%	11	4.8460	1.300000	2.01-2.20	1	11,177,683.26	1.25%	11	4.5985	2.050000
60,000,001 to 80,000,000	2	145,500,000.00	16.24%	9	4.1545	3.736907	2.21-3.00	3	138,500,000.00	15.46%	11	4.4793	2.573610
80,000,001 or greater	2	175,750,000.00	19.62%	11	4.1865	3.745548	3.01 or greater	4	183,500,000.00	20.49%	11	4.0536	5.019946
Totals	45	895,721,721.89	100.00%	10	4.3793	2.536354	Totals	45	895,721,721.89	100.00%	10	4.3793	2.536354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	45	155,078,577.58	17.31%	8	4.1906	NAP
							Defeased	45	155,078,577.58	17.31%	8	4.1906	NAP
Alabama	1	11,110,230.95	1.24%	12	4.8300	1.510000
							Industrial	2	20,596,219.11	2.30%	11	4.8987	1.772372
California	8	223,845,611.31	24.99%	12	4.4254	3.646066
							Mixed Use	6	172,662,326.14	19.28%	10	4.2567	2.643895
Colorado	2	70,108,226.18	7.83%	11	4.8159	1.264223
							Office	8	400,040,253.37	44.66%	10	4.4096	2.730982
Florida	1	11,177,683.26	1.25%	11	4.5985	2.050000
							Retail	9	147,344,345.69	16.45%	12	4.5670	2.070151
Georgia	1	21,900,439.53	2.45%	12	4.4000	1.610000
							Totals	70	895,721,721.89	100.00%	10	4.3793	2.536354
Indiana	1	10,536,489.15	1.18%	12	4.7740	1.420000
Louisiana	1	15,686,393.04	1.75%	10	4.8800	1.270000
Maryland	1	65,500,000.00	7.31%	8	3.9450	5.040000
Nevada	1	34,397,991.28	3.84%	12	4.1670	1.130000
New York	2	50,550,000.00	5.64%	11	4.4349	0.838704
North Carolina	1	5,077,941.82	0.57%	11	5.1600	1.920000
Ohio	1	9,693,253.80	1.08%	10	4.9535	2.000000
Tennessee	1	10,312,274.42	1.15%	12	4.7300	1.260000
Texas	1	40,496,609.57	4.52%	8	4.4580	1.470000
Virginia	1	80,000,000.00	8.93%	10	4.3260	2.670000
Washington, DC	1	80,250,000.00	8.96%	10	4.2460	1.860000
Totals	70	895,721,721.89	100.00%	10	4.3793	2.536354

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	155,078,577.58	17.31%	8	4.1906	NAP	Defeased	20	155,078,577.58	17.31%	8	4.1906	NAP
	4.250% or less	5	288,147,991.28	32.17%	11	4.1138	3.737297	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	192,397,049.10	21.48%	10	4.3550	1.902263	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	81,924,869.32	9.15%	12	4.6606	1.974002	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	10	173,095,292.79	19.32%	11	4.8614	1.595533	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	5,077,941.82	0.57%	11	5.1600	1.920000	49 months or greater	25	740,643,144.31	82.69%	11	4.4188	2.552556
	Totals	45	895,721,721.89	100.00%	10	4.3793	2.536354	Totals	45	895,721,721.89	100.00%	10	4.3793	2.536354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	155,078,577.58	17.31%	8	4.1906	NAP	Defeased	20	155,078,577.58	17.31%	8	4.1906	NAP
	111 months or less	25	740,643,144.31	82.69%	11	4.4188	2.552556	Interest Only	10	452,800,000.00	50.55%	11	4.2605	3.244847
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	15	287,843,144.31	32.14%	11	4.6680	1.463529
	Totals	45	895,721,721.89	100.00%	10	4.3793	2.536354	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	895,721,721.89	100.00%	10	4.3793	2.536354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	155,078,577.58	17.31%	8	4.1906	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	740,643,144.31	82.69%	11	4.4188	2.552556
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	895,721,721.89	100.00%	10	4.3793	2.536354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312422	OF	Los Angeles	CA	Actual/360	4.137%	329,197.46	0.00	0.00	N/A	05/06/27	--	95,500,000.00	95,500,000.00	05/06/26
2	30312185	OF	Washington	DC	Actual/360	4.246%	283,951.25	0.00	0.00	N/A	03/06/27	--	80,250,000.00	80,250,000.00	04/06/26
3	30312200	OF	Arlington	VA	Actual/360	4.326%	288,400.00	0.00	0.00	N/A	03/06/27	--	80,000,000.00	80,000,000.00	05/06/26
4	30311500	IN	Various	Various	Actual/360	3.974%	144,358.82	18,832.04	0.00	N/A	09/04/26	--	43,590,986.09	43,572,154.05	05/06/26
4AB	30503972				Actual/360	3.974%	7,423.00	955.39	0.00	N/A	09/04/26	--	2,241,470.31	2,240,514.92	05/06/26
4C	30509427				Actual/360	3.974%	4,417.26	568.53	0.00	N/A	09/04/26	06/06/26	1,333,846.96	1,333,278.43	05/06/26
4D	30509515				Actual/360	3.974%	4,162.93	535.80	0.00	N/A	09/04/26	06/06/26	1,257,048.95	1,256,513.15	05/06/26
4E	30509567				Actual/360	3.974%	2,787.13	358.72	0.00	N/A	09/04/26	--	841,608.74	841,250.02	05/06/26
4F	30509851				Actual/360	3.974%	6,984.31	911.12	0.00	N/A	09/04/26	06/06/26	2,109,002.22	2,108,091.10	05/06/26
4G	30509943				Actual/360	3.974%	5,555.15	724.69	0.00	N/A	09/04/26	06/06/26	1,677,448.31	1,676,723.62	05/06/26
4H	30509966				Actual/360	3.974%	5,686.01	741.76	0.00	N/A	09/04/26	06/06/26	1,716,964.49	1,716,222.73	05/06/26
4I	30510016				Actual/360	3.974%	1,753.99	228.81	0.00	N/A	09/04/26	06/06/26	529,639.90	529,411.09	05/06/26
4J	30510474				Actual/360	3.974%	3,792.87	494.79	0.00	N/A	09/04/26	06/06/26	1,145,305.43	1,144,810.64	05/06/26
4K	30510612				Actual/360	3.974%	8,073.16	1,053.17	0.00	N/A	09/04/26	06/06/26	2,437,795.13	2,436,741.96	05/06/26
4L	30510914				Actual/360	3.974%	1,355.58	176.83	0.00	N/A	09/04/26	06/06/26	409,334.13	409,157.30	05/06/26
4M	30511662				Actual/360	3.974%	19,659.78	2,564.68	0.00	N/A	09/04/26	06/06/26	5,936,520.86	5,933,956.18	05/06/26
4N	30511668				Actual/360	3.974%	4,659.66	607.87	0.00	N/A	09/04/26	06/06/26	1,407,045.23	1,406,437.36	05/06/26
4O	30511958				Actual/360	3.974%	5,832.09	760.82	0.00	N/A	09/04/26	06/06/26	1,761,074.41	1,760,313.59	05/06/26
5	30312188	MU	Rockville	MD	Actual/360	3.945%	215,331.25	0.00	0.00	N/A	01/06/27	--	65,500,000.00	65,500,000.00	05/06/26
6	30312429	OF	Englewood	CO	Actual/360	4.846%	227,207.04	89,262.60	0.00	N/A	04/06/27	--	56,262,577.14	56,173,314.54	05/06/26
7A3	30312431	OF	Short Hills	NJ	Actual/360	4.060%	101,500.00	0.00	0.00	N/A	04/01/27	--	30,000,000.00	30,000,000.00	05/01/26
7A4	30312457				Actual/360	4.060%	66,990.00	0.00	0.00	N/A	04/01/27	--	19,800,000.00	19,800,000.00	05/01/26
8	30312432	RT	Redlands	CA	Actual/360	4.650%	180,187.50	0.00	0.00	N/A	05/06/27	--	46,500,000.00	46,500,000.00	05/06/26
9	30312193	OF	Plano	TX	Actual/360	4.458%	150,739.03	79,172.90	0.00	N/A	01/06/27	--	40,575,782.47	40,496,609.57	05/06/26
10	30312433	MU	New York	NY	Actual/360	4.310%	143,666.67	0.00	0.00	N/A	04/06/27	--	40,000,000.00	40,000,000.00	05/06/26
11	30312434	MU	Las Vegas	NV	Actual/360	4.167%	119,657.34	60,567.08	0.00	N/A	05/06/27	--	34,458,558.36	34,397,991.28	05/06/26
12	30312435	OF	San Francisco	CA	Actual/360	4.910%	115,018.19	44,373.10	0.00	N/A	03/06/27	--	28,113,214.40	28,068,841.30	05/06/26
13	30312436	RT	Buford	GA	Actual/360	4.400%	80,456.45	42,229.97	0.00	N/A	05/06/27	--	21,942,669.50	21,900,439.53	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
14	30312437	MU	Lafayette	LA	Actual/360	4.880%	63,934.55	35,216.53	0.00	N/A	03/05/27	--	15,721,609.57	15,686,393.04	05/06/26
15	30312438	LO	Charleston	SC	Actual/360	4.558%	55,381.13	33,887.69	0.00	N/A	04/06/27	--	14,581,975.59	14,548,087.90	05/06/26
16	30312439	RT	Denver	CO	Actual/360	4.694%	54,615.16	25,722.47	0.00	N/A	05/06/27	--	13,960,634.11	13,934,911.64	05/06/26
17	30312440	LO	Meridian	ID	Actual/360	5.117%	55,453.33	28,054.60	0.00	N/A	04/06/27	--	13,003,222.92	12,975,168.32	05/06/26
18	30312441	IN	Fremont	CA	Actual/360	4.850%	44,164.91	24,435.03	0.00	N/A	04/06/27	--	10,927,400.34	10,902,965.31	05/06/26
19	30312442	RT	Albertville	AL	Actual/360	4.830%	44,811.57	23,078.06	0.00	N/A	05/06/27	--	11,133,309.01	11,110,230.95	05/06/26
20	30312443	OF	Sarasota	FL	Actual/360	4.598%	42,920.06	22,507.55	0.00	N/A	04/06/27	--	11,200,190.81	11,177,683.26	05/06/26
21	30312444	RT	Avon	IN	Actual/360	4.774%	42,011.96	23,701.84	0.00	N/A	05/06/27	--	10,560,190.99	10,536,489.15	05/06/26
22	30312445	RT	Santee	CA	Actual/360	3.830%	39,895.83	0.00	0.00	N/A	05/06/27	--	12,500,000.00	12,500,000.00	05/06/26
23	30312446	MU	Carlsbad	CA	Actual/360	4.840%	48,400.00	0.00	0.00	N/A	04/06/27	--	12,000,000.00	12,000,000.00	04/06/26
24	30312447	RT	Murfreesboro	TN	Actual/360	4.730%	40,733.16	21,719.94	0.00	N/A	05/06/27	--	10,333,994.36	10,312,274.42	05/06/26
25	30312448	MF	Houston	TX	Actual/360	4.611%	36,163.03	21,583.44	0.00	N/A	05/06/27	--	9,411,328.66	9,389,745.22	05/06/26
26	30312449	IN	Twinsburg	OH	Actual/360	4.954%	40,089.92	18,648.25	0.00	N/A	03/05/27	--	9,711,902.05	9,693,253.80	05/06/26
27	30312450	RT	Brooklyn	NY	Actual/360	4.908%	43,151.70	0.00	0.00	N/A	03/05/27	--	10,550,000.00	10,550,000.00	05/06/26
28	30312451	RT	Woodland Hills	CA	Actual/360	4.252%	35,433.33	0.00	0.00	N/A	04/06/27	--	10,000,000.00	10,000,000.00	05/06/26
29	30312452	OF	Riverside	CA	Actual/360	4.800%	33,560.35	16,282.86	0.00	N/A	05/06/27	--	8,390,087.56	8,373,804.70	05/06/26
31	30312454	MU	Cornelius	NC	Actual/360	5.160%	21,882.09	10,916.46	0.00	N/A	04/06/27	--	5,088,858.28	5,077,941.82	05/06/26
Totals							3,271,406.00	650,875.39	0.00				896,372,597.28	895,721,721.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	53,004,229.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,240,987.04	0.00	--	--	--	0.00	0.00	283,616.87	283,616.87	0.00	0.00
3	24,695,636.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4AB	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4H	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4I	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4J	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4K	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4L	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4M	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4N	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4O	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	28,108,705.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,984,636.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	5,475,310.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	9,592,814.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,803,555.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,663,993.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,543,402.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,475,608.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
14	1,641,684.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,141,593.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,333,367.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,323,435.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,683,897.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,192,617.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,025,458.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,694,512.26	0.00	--	--	--	0.00	0.00	48,350.00	48,350.00	0.00	0.00
24	990,475.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,489,857.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	896,554.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,580,841.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,078,256.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	762,881.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	180,424,311.93	0.00				0.00	0.00	331,966.87	331,966.87	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.379331%	4.358046%	10
04/10/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.379526%	4.358237%	11
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.379705%	4.358411%	12
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.379928%	4.358628%	13
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.380105%	4.358801%	14
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.380280%	4.358972%	15
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.380470%	4.359157%	16
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.380644%	4.359326%	17
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.380831%	4.359509%	18
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.381003%	4.359676%	19
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.381173%	4.359842%	20
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.381357%	4.360022%	21
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30312185	04/06/26	0	A	283,616.87	283,616.87	0.00	80,250,000.00	05/16/24	98
23	30312446	04/06/26	0	A	48,350.00	48,350.00	0.00	12,000,000.00
Totals					331,966.87	331,966.87	0.00	92,250,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		68,365,576	68,365,576		0	0
7 - 12 Months		827,356,146	827,356,146		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	895,721,722	895,721,722	0	0	0	0
Apr-26	896,372,597	896,372,597	0	0	0	0
Mar-26	896,978,856	896,978,856	0	0	0	0
Feb-26	897,709,665	897,709,665	0	0	0	0
Jan-26	898,310,793	898,310,793	0	0	0	0
Dec-25	898,909,628	898,909,628	0	0	0	0
Nov-25	899,548,693	899,548,693	0	0	0	0
Oct-25	900,142,797	900,142,797	0	0	0	0
Sep-25	900,777,301	900,777,301	0	0	0	0
Aug-25	901,366,712	901,366,712	0	0	0	0
Jul-25	901,953,875	901,953,875	0	0	0	0
Jun-25	902,581,690	902,581,690	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30312185	80,250,000.00	80,250,000.00	404,000,000.00	12/14/16	19,445,594.04	1.86000	12/31/25	03/06/27	I/O
5	30312188	65,500,000.00	65,500,000.00	345,500,000.00	12/01/16	27,799,114.23	5.04000	12/31/25	01/06/27	I/O
Totals		145,750,000.00	145,750,000.00	749,500,000.00		47,244,708.27

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30312185	OF	DC	05/16/24	98

5/6/2026 - The Loan remains current as of 4/30/2026. To date, Commodity Futures Trading Commission (CFTC) has not indicated whether it intends on extending for an additional year beyond its September 2026 expiration. Occupancy will drop below 40% should C FTC vacate. There have been no new discussions regarding a modification or forbearance. The Special Servicer remains engaged with the Borrower and is prepared to evaluate any new proposals.

5	30312188	MU	MD	03/31/26	98

5/6/2026 - Loan transferred to special servicing in 3/2026 for imminent monetary default due to the upcoming expiration date of the property''s sole tenant. Special servicer has reached out to the borrower in order to execute a pre-negotiation letter; comments are being exchanged. Next steps are currently being evaluated.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30311500	0.00	3.97400%	0.00	3.97400%	8	10/06/22	10/06/22	11/03/22
4	30311500	0.00	3.97400%	0.00	3.97400%	8	12/21/22	12/06/22	01/06/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	02/02/23	01/06/23	02/02/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	06/29/23	06/06/23	07/06/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	07/13/23	07/06/23	07/18/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	08/01/23	08/06/23	08/07/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	02/23/24	02/06/24	03/04/24
4	30311500	0.00	3.97400%	0.00	3.97400%	8	07/11/24	07/06/24	07/24/24
4	30311500	0.00	3.97400%	0.00	3.97400%	8	12/05/24	12/06/24	01/02/25
4	30311500	0.00	3.97400%	0.00	3.97400%	8	01/03/25	01/06/25	01/22/25
15	30312438	16,633,083.86	4.55750%	16,633,083.86	4.55750%	8	05/26/20	06/05/20	06/04/20
15	30312438	0.00	4.55750%	0.00	4.55750%	8	01/08/21	12/04/20	01/22/21
32	30312455	0.00	4.85000%	0.00	4.85000%	8	11/22/21	11/22/21	05/05/22
Totals		16,633,083.86		16,633,083.86
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,718.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	13,645.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(74.90)	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.42	0.00	0.00	0.00
Total	0.00	0.00	30,364.58	0.00	0.00	0.00	0.00	0.00	(71.48)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		30,293.10

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "Risk Retention Compliance"tab for the GSMS 2017-GS6 transaction, certain Information provided to the

Certificate Administrator regarding compliance with the Credit Risk Retention Rules. Investors should referto the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27